Result of the Year - Summary of Activity Related LTIP Awards (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expired	1,927
LTIP Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding beginning balance		172,488,000	31,250,000
RSUs granted			172,488,000
Exercised		(172,488,000)	(31,250,000)
Outstanding ending balance			172,488,000
Awards exercisable			172,488,000
LTIP Awards | Executive Mangement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding beginning balance		52,865,000	6,250,000
RSUs granted			52,865,000
Exercised		(52,865,000)	(6,250,000)
Outstanding ending balance			52,865,000
LTIP Awards | Key Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding beginning balance		118,686,000	25,000,000
RSUs granted			119,623,000
Exercised		(118,686,000)	(25,000,000)
Forfeited			(937,000)
Outstanding ending balance			118,686,000